Financial Risk Management Objectives and Policies (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial risk management objectives and policies (Textual)
increase/decrease Interest rate sensitivity	$ 284,000	$ 2,560,000